Share-based Payments - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted (Detail) - £ / shares			12 Months Ended
	Jun. 30, 2020	Jun. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Expected volatility (%)	61.00%	61.00%	0.00%
Risk-free interest rate (%)	0.19%	0.27%	0.00%
2019 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)			67.00%	66.00%
Risk-free interest rate (%)			0.59%	0.95%
Expected life of share options (years)			10 years	10 years
Market price of ordinary shares (£)			£ 1.99	£ 0.66
Model used			Black Scholes	Black Scholes
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)			68.00%	66.00%
Risk-free interest rate (%)			0.64%	0.97%
Expected life of share options (years)			10 years	10 years
Market price of ordinary shares (£)			£ 1.84	£ 0.63
Model used			Black Scholes	Black Scholes